To Our Shareholders:

           The economic recovery continues to be sustained by consumer spending, and corporations have been unable to obtain the traction needed to restore profitability. Excess capacity in many industries has slowed investment spending, particularly in the information technology area. It appears that the strong real estate market has buoyed consumers and that weak equity prices have not altered their spending patterns. Monetary and fiscal policies remain stimulative and supportive of the recovery. In our view, the financial markets are exaggerating geopolitical uncertainty and stocks are converging on valuation levels that are clearly in a buying range. One bright side of the recent market weakness is that Lake Forest Core Equity Fund losses can be used to offset future capital gains for the next eight years. When the market does turn, fund capital gains will be sheltered from taxes for some time.

           The Lake Forest Money Market Fund's objective is to offer investors daily liquidity and preservation of capital. At this point in the business cycle, when interest rates are at a trough, the fund is uniquely positioned to benefit from the next business expansion. Its short, 1-day, portfolio maturity will immediately capture rising rates without impairing liquidity. A portfolio consisting entirely of U.S. Government securities continues to provide excellent credit quality. Please be reminded that the Cincinnati lockbox for incoming items has been moved to Indianapolis, where the Transfer Agent is located. Details have been mailed to all shareholders. We hope that you will take time to review the information provided in this report, and that you will recognize we are working hard to justify your confidence in Lake Forest Funds.

                                                       Irving V. Boberski, Ph.D.
                                                         Chief Executive Officer



                                                  5 Years        Average Annual
                                   Six Months     Annualized     Return Since
                                   Return         Return         Inception
                                   ------         ------         ---------


Lake Forest Core Equity Fund       -17.68%        -2.33%          5.33%
S&P 500 Index                      -16.62%         1.74%         10.25%



                  LAKE FOREST CORE EQUITY FUND (LFCEX) $14,711
            Value of a $10,000 Investment vs. S&P 500 (SPX) $20,844



                           NEED PLOT POINTS TO CHART





Past performance is not predictive of future performance. Data do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2002 (UNAUDITED)


COMMON STOCKS - 98.2%
        SHARES                                              VALUE
        ------                                              -----
AIRCRAFT - 0.3%
           172    Northrop Grumman Corp.                  $   21,122
                                                          -----------
BEVERAGES - 7.4%
         1,000    Coca-Cola Co.                               51,000
        11,200    PepsiCo, Inc.                              442,960
                                                          -----------
                                                             493,960
                                                          -----------
CHEMICAL & ALLIED PRODUCTS - 0.2%
           767    Monsanto Co.                                14,090
                                                          -----------

CHEMICALS & ALLIED PRODUCTS - 1.0%
         2,255    Dow Chemical Co.                            68,146
                                                          -----------

COMPUTER COMMUNICATION EQUIPMENT - 6.9%
        33,000    Cisco Systems, Inc. (a)                    456,060
                                                          -----------

COMPUTERS & OFFICE EQUIPMENT - 1.7%
         3,795    Hewlett-Packard Co.                         50,967
           800    International Business Machines Corp.       60,304
                                                          -----------
                                                             111,271
                                                          -----------
DRILLING OIL & GAS WELLS - 0.4%
           968    Transocean Offshore, Inc.                   23,716
                                                          -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (NO COMPUTERS) - 6.8%
        15,000    General Electric Co.                       452,250
                                                          -----------

FINANCE SERVICES - 0.6%
         1,000    Morgan Stanley Dean Witter & Co.            42,720
                                                          -----------

GRAIN MILL PRODUCTS - 1.5%
         2,400    General Mills, Inc.                        101,016
                                                          -----------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 4.8%
         5,000    Lockheed Martin Corp.                      316,600
                                                          -----------

MOTOR VEHICLES & PASSENGER CAR BODIES - 2.1%
         7,517    Ford Motor Co.                              88,475
         1,000    General Motors Corp.                        47,860
                                                          -----------
                                                             136,335
                                                          -----------
NATIONAL COMMERCIAL BANKS - 6.0%
        14,400    Mellon Financial Corp.                     398,160
                                                          -----------

Natural Gas Transmission - 0.6%
         2,222    El Paso Corp.                               37,574
                                                          -----------

OIL, GAS, FIELD SERVICES - 3.3%
         5,000    Schlumberger Ltd.                          215,700
                                                          -----------

PETROLEUM REFINING - 6.9%
         5,292    BP Amoco Plc. (c)                          247,666
         2,772    ChevronTexaco Corp.                        212,418
                                                          -----------
                                                             460,084
                                                          -----------
PHARMACEUTICAL PREPARATIONS - 14.8%
         5,000    Eli Lilly and Co.                          290,250
         6,000    Johnson & Johnson                          325,860
         4,500    Pharmacia Corp.                            196,650
         4,000    Wyeth                                      171,200
                                                          -----------
                                                             983,960
                                                          -----------



                                      -2-


LAKE FOREST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2002 (UNAUDITED)

        SHARES                                              VALUE
        ------                                              -----
PLASTIC MAIL, SYNTH RESIN/RUBBER, CELLULOSE (NO GLASS) - 4.9%
         8,000    DuPont (EI) de NeMours & Co.            $  322,480
                                                          -----------

PLASTICS, FOIL & COATED PAPER BAGS - 0.3%
         1,200    Pactiv Corp. (a)                            21,792
                                                          -----------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.2%
        12,000    Motorola, Inc.                             144,000
                                                          -----------

RETAIL - EATING PLACES - 0.9%
         2,040    YUM! Brands, Inc. (a)                       61,873
                                                          -----------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.2%
         1,000    Goldman Sachs Group, Inc.                   77,300
                                                          -----------

SEMICONDUCTORS & RELATED DEVICES - 3.8%
        12,000    Intel Corp.                                200,040
         2,600    Texas Instruments, Inc.                     51,220
                                                          -----------
                                                             251,260
                                                          -----------
SERVICES - PREPACKAGED SOFTWARE - 5.3%
         6,000    Microsoft Corp. (a)                        294,480
         6,000    Oracle Corp. (a)                            57,540
                                                          -----------
                                                             352,020
                                                          -----------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 8.0%
         6,000    Procter & Gamble, Inc.                   $ 531,900
                                                          -----------

STATE COMMERCIAL BANKS - 6.3%
        12,000    Bank of New York, Inc.                     421,800
                                                          -----------

                  TOTAL COMMON STOCKS                      6,517,189
                  (COST $6,514,410)                       -----------

   PAR VALUE
                          GOVERNMENT SECURITIES - 1.8%
       117,500    Federal Home Loan Bank  Discount Note      117,488
                    1.79%, 09/03/2002
                  TOTAL GOVERNMENT SECURITIES                117,488
                    (COST $117,488)                       -----------
                  MONEY MARKET - 0.0%
           905    Star Treasury Money Market Fund                905
                    1.12%, (Cost $905) (b)                -----------
                  TOTAL INVESTMENTS                       $ 6,635,582
                    (COST $6,632,803) - 100.0%            -----------
                                                          -----------
                  LIABILITIES IN EXCESS OF CASH
                    AND OTHER ASSETS - (0.0)%                    (840)
                                                          -----------

                  TOTAL NET ASSETS - 100.0%               $ 6,634,742
                                                          ===========

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at 8/31/2002.
(c) American Depositary Receipt
(d) Federal Tax Information: At August 31, 2002 the net unrealized appreciation based on cost for Federal income tax purposes of $6,632,803 was as follows:
      Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost: 1,147,131.
      Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value: 1,144,352.
      Net unrealized appreciation: 2,779.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Lake Forest Money Market Fund
Schedule of Investments
August 31, 2002 (Unaudited)

           Par                                                       Market
         Value    SHORT-TERM INVESTMENTS - 99.9%                      Value

                  Federal Home Loan Bank Discount Note,
     7,258,500      1.79%, due  09/03/2002 (Cost $ 7,257,774)       $77,257,774
                                                                    ------------

                  MONEY MARKET - 0.0%
            50    Star Treasury Money Market Fund                            50
                    1.12%, (Cost $50) (b)                           ------------

                  TOTAL SHORT-TERM INVESTMENTS                        7,257,824
                    (Cost $7,257,824)                               ------------

                  CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%           4,400
                                                                    ------------

                  TOTAL NET ASSETS - 100.0%                         $ 7,262,224
                                                                    ============














SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



LAKE FOREST FUNDS
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2002 (UNAUDITED)

                                                      CORE            MONEY
                                                      EQUITY          MARKET
                                                      ------          ------
ASSETS
Investment in securities, at value
  (cost $6,632,803 and $7,257,824,                  $ 6,635,582      $ 7,257,824
  respectively) [Note 2]
Cash                                                       --             13,129
Dividends receivable                                     13,538             --
Receivable for fund shares sold                             350            4,219
Receivable from adviser                                    --              1,058
Other receivables                                          --             22,000
                                                    -----------      -----------
     TOTAL ASSETS                                     6,649,470        7,298,230
                                                    -----------      -----------

LIABILITIES
Accrued investment advisory fee                           7,258            4,381
  payable [Note 3]
Payable for fund shares purchased                         7,470           31,315
Income distribution payable                                --                310
                                                    -----------      -----------
     TOTAL LIABILITIES                                   14,728           36,006
                                                    -----------      -----------

NET ASSETS                                          $ 6,634,742      $ 7,262,224
                                                    ===========      ===========

NET ASSETS CONSIST OF:
Paid in capital                                       8,226,080        7,262,224
Accumulated undistributed net                            14,859             --
  investment income on investments
Accumulated undistributed net                        (1,608,976)            --
  realized gain (loss) on investments
Net unrealized appreciation on                            2,779             --
                                                    -----------      -----------
  investments

NET ASSETS:
Applicable to 340,126 and 7,262,224                 $ 6,634,742      $ 7,262,224
                                                    ===========      ===========
  shares outstanding, respectively

NET ASSET VALUE

Net Assets
Price per share                                     $     19.51      $      1.00
                                                    ===========      ===========



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



LAKE FOREST CORE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                    6 MO. ENDED
                                                     8/31/2002        YR. ENDED
                                                    (UNAUDITED)       2/28/2002
                                                    -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                      $     14,859    $    (37,147)
  Net realized gain (loss) on investment
     ssecurities                                      (1,554,255)       (145,269)
  Change in net unrealized appreciation                 (227,354)     (1,269,621)
     (depreciation)                                         --              --

 Net increase (decrease) in net assets
     resulting from operations                        (1,766,750)     (1,452,037)
                                                    ------------    ------------
 DISTRIBUTIONS
   From net investment income                               --              --
   From net realized gain                                   --              --
                                                    ------------    ------------
   Total distributions                                      --              --
                                                    ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                              153,253         487,239
  Reinvestment of distributions                             --              --
  Amount paid for shares repurchased                  (2,064,726)     (1,244,493)
                                                    ------------    ------------
  Net increase (decrease) in net assets resulting
     from capital share transactions                  (1,911,473)       (757,254)
                                                    ------------    ------------
TOTAL DECREASE IN NET ASSETS                          (3,678,223)     (2,209,291)
                                                    ------------    ------------

NET ASSETS
  Beginning of year                                   10,312,965      12,522,256
                                                    ------------    ------------
  End of year [including undistributed net
    investment income of $14,859 and $0,
    respectively]                                   $  6,634,742      10,312,965
                                                    ============    ============


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LAKE FOREST FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
                                                          CORE          MONEY
                                                         EQUITY         MARKET
                                                         ------         ------
Investment Income
Dividend income                                        $    71,287    $      --
Interest income                                                385         57,679
                                                       -----------    -----------
TOTAL INCOME                                                71,672         57,679
                                                       -----------    -----------

EXPENSES
Investment advisory fee                                     56,813         17,186
                                                       -----------    -----------
Total expenses before reimbursement                         56,813         17,186
Reimbursed expenses                                           --           (8,593)
                                                       -----------    -----------
Total operating expenses                                    56,813          8,593
                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)                                14,859         49,086
                                                       -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment
     securities                                         (1,554,255)          --
Change in net unrealized appreciation
   (depreciation) on investment securities                (227,354)          --
                                                       -----------    -----------
Net realized and unrealized gain (loss)
     on investment securities                           (1,781,609)          --
                                                       -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                         $(1,766,750)   $    49,086
                                                       ===========    ===========



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




LAKE FOREST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                   6 MO. ENDED
                                                    8/31/2002        YR. ENDED
                                                    (UNAUDITED)      2/28/2002
                                                   ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                            $    49,086      $   245,086
                                                   -----------      -----------
  Net increase (decrease) in net assets
     resulting from operations                          49,086          245,086
                                                   -----------      -----------
DISTRIBUTIONS
   From net investment income                          (49,086)        (245,086)
                                                   -----------      -----------
   Total distributions                                 (49,086)        (245,086)
                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                          1,690,181        1,713,732
  Reinvestment of distributions                         46,544          243,825
  Amount paid for shares repurchased                (1,670,417)      (3,349,795)
                                                   -----------      -----------
  Net increase (decrease) in net assets
     resulting from capital share
     transactions                                       66,308       (1,392,238)
                                                   -----------      -----------
TOTAL INCREASE IN NET ASSETS                            66,308       (1,392,238)
                                                   -----------      -----------

NET ASSETS
  Beginning of year                                  7,195,916        8,588,154
                                                   -----------      -----------
  End of year                                      $ 7,262,224      $ 7,195,916
                                                   ===========      ===========


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



Lake Forest Core Equity Fund
Financial Highlights



                                                    6 mo. ended
                                                     8/31/2002      Yr. ended   Yr. ended     Yr. ended     Yr. ended  Yr. ended
                                                    (Unaudited)     2/28/2002   2/28/2001     2/29/2000     2/28/1999  2/28/1998
                                                    ------------------------------------------------------------------------------
Selected Per Share Data
Net asset value, beginning of year                   $ 23.70         $ 26.86      $ 31.66      $ 29.23      $ 25.89       $ 20.04
                                                    ---------      ----------    ---------    ---------    ---------  ------------
Income from investment operations:
  Net investment income                                 0.04           (0.08)        0.02         0.18         0.22          0.31
  Net realized and unrealized gain (loss)              (4.23)          (3.08)       (4.40)        2.58         3.40          5.83
                                                    ---------      ----------    ---------    -----------  ----------- -----------
Total from investment operations                       (4.19)          (3.16)       (4.38)        2.76         3.62          6.14
                                                    ---------      ----------    ---------    ---------    ---------  ------------
Distributions to shareholders:
  From net investment income                            0.00            0.00        (0.21)       (0.18)       (0.27)        (0.29)
  From net realized gain                                0.00            0.00        (0.21)       (0.15)        0.00          0.00
  Return of capital                                     0.00            0.00         0.00         0.00        (0.01)         0.00
                                                    ---------      ----------    ---------    ---------    ---------  ------------
Total distributions                                     0.00            0.00        (0.42)       (0.33)       (0.28)        (0.29)
                                                    ---------      ----------    ---------    ---------    ---------  ------------

Net asset value, end of year                         $ 19.51         $ 23.70      $ 26.86      $ 31.66      $ 29.23       $ 25.89
                                                    =========      ==========    =========    =========    =========  ============

Total Return                                          (17.68)(b)      (11.76)%     (14.02)%      9.33%       14.03%        30.87%

Ratios and Supplemental Data
Net assets, end of year (in 000's)                    $6,635         $10,313      $12,522      $15,983      $11,425        $7,890
Ratio of expenses to average
     net assets [Note 3]                                1.25% (a)       1.87%        1.25%        1.25%        1.25%         1.19%
Ratio of net investment income to
     average net assets                                0.33% (a)       (0.33)%      0.07%        0.58%        0.81%         1.32%
Portfolio turnover rate                                0.61% (a)       0.32%       19.65%        3.71%        0.00%         0.00%

(a)  Annualized.
(b)  For periods of less than one full year total return is not annualized.





SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




LAKE FOREST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS



                                              6 MO. ENDED
                                               8/31/2002      YR. ENDED   YR. ENDED     YR. ENDED     YR. ENDED     YR. ENDED
                                              (UNAUDITED)     2/28/2002     2/28/2001    2/29/2000    2/28/1999     2/28/1998
                                              -----------------------------------------------------------------------------------
Selected Per Share Data
Net asset value, beginning of year              $ 1.00         $ 1.00     $ 1.00        $ 1.00          $ 1.00           $ 1.00
                                              ---------      ---------    -------    ----------    ------------    -------------
Income from investment operations:
  Net investment income                           0.01           0.03       0.06          0.05            0.05             0.05
  Net realized and unrealized gain (loss)         0.00           0.00       0.00          0.00            0.00             0.00
                                              ---------      ---------    ------     ---------    ------------    -------------
Total from investment operations                  0.01           0.03       0.06          0.05            0.05             0.05
                                              ---------      ---------    -------    ----------    ------------    -------------
Distributions to shareholders:
  From net investment income                     (0.01)         (0.03)     (0.06)        (0.05)          (0.05)           (0.05)
  From net realized gain                          0.00           0.00       0.00          0.00            0.00             0.00
                                              ---------      ---------    -------    ----------    ------------    -------------
Total distributions                              (0.01)         (0.03)     (0.06)        (0.05)          (0.05)           (0.05)
                                              ---------      ---------    -------    ----------    ------------    -------------

Net asset value, end of year                    $ 1.00         $ 1.00     $ 1.00        $ 1.00          $ 1.00           $ 1.00
                                              =========      =========    =======    ==========    ============    =============

TOTAL RETURN                                     0.71% (b)      2.91%      6.23%         5.08%           5.10%            5.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000's)              $7,262         $7,196     $8,588        $9,708         $11,469           $5,332
Ratio of expenses to average
     net assets [Note 3]                          0.50% (a)      0.50%      0.50%         0.50%           0.50%           0.125%
Ratio of expenses to average net assets,
   after reimbursement [Note 3]                  0.25% (a)      0.25%     0.196%        0.125%          0.125%           0.125%
Ratio of net investment income to
     average net assets                          1.18% (a)      2.74%      5.73%         4.59%           4.67%            5.38%
Ratio of net investment income to
     average net assets,
     after reimbursement                           1.43% (a)      2.99%      6.03%         4.97%           5.04%            5.38%

(a)  Annualized.
(b)  For periods of less than one full year total return is not annualized.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Lake Forest Funds
                        Notes to Financial Statements
                         August 31, 2002 (Unaudited)

Note 1.  Organization

The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund (the "Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long-term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required.

OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Lake Forest Funds
Notes to Financial Statements
August 31, 2002 (Unaudited) - continued

Note 3.  Investment Advisory Agreement

The Trust has an investment advisory agreement with Boberski & Company (the "Adviser"). Irving V. Boberski is the controlling shareholder and an officer of the Adviser and is also an officer and trustee of the Trust. Under the terms of the management agreement, the Adviser manages the Funds' investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and 0.50% of the average daily net assets of the Money Market Fund. The Adviser had agreed to cap the fee for the Money Market Fund at 0.25% for an indeterminate period of time. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses except those specified above are paid by the Adviser.

The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the six months ended August 31, 2002, the Adviser has received a fee of $142,850 from the Equity Fund and $40,968 from the Money Market Fund. For the six months ended August 31, 2002 the Adviser waived fees of $20,484 for the Money Market Fund.

Note 4.  Capital Share Transactions

As of August 31, 2002 there was an unlimited number of no par value shares of capital stock for each fund. Paid in capital at August 31, 2002 were $8,226,080 and $7,262,224, respectively, for the Equity Fund and the Money Market Fund.

Transactions in capital stock were as follows:

                               Core Equity Fund            Core Equity Fund
                                                          Continued next page
                                Six months ended              Year ended
                                August 31, 2002            February 28, 2002
                                   (Unaudited)
                                Shares         Dollars     Shares       Dollars

Shares sold                      6,737       $ 153,253     19,524     $ 487,239
Shares issued in
   reinvestment of dividends        -           -            -             -
Shares redeemed               (101,794)     (2,064,726)   (50,602)   (1,244,493)
                         -------------------------------------------------------
                               (95,057)    $(1,911,473)   (31,078)   $ (757,254)
                         =======================================================

                                                             CONTINUED NEXT PAGE

Lake Forest Funds
Notes to Financial Statements
August 31, 2002 (Unaudited) - continued


Note 4.  Capital Share Transactions - continued

                               Money Market                 Money Market

                               Six months ended             Year ended
                               August 31, 2002            February 28, 2002
                                 (Unaudited)
                                Shares      Dollars        Shares       Dollars

Shares sold                $ 1,690,181  $ 1,690,181     1,713,732   $ 1,713,732
Shares issued in
     reinvestment of
     dividends                  46,544       46,544       243,825       243,825
Shares redeemed             (1,670,417)  (1,670,417)   (3,349,795)   (3,349,795)
                         -------------------------------------------------------
                                66,308     $ 66,308    (1,392,238)  $(1,392,238)
                         =======================================================






Note 5.  Distributions To Shareholders

For the six months ended August 31, 2002 the Core Equity Fund made no distributions from net investment income or capital gains. For the six months ended August 31, 2002 the Money Market Fund made monthly distributions totaling $0.01, aggregating $49,086 from net investment income.

Note 6.  Investment Transactions

Purchases and sales, excluding short-term securities, for the six months ended August 31, 2002 aggregated $54,468 and $2,038,281, respectively for the Equity Fund.